Deferred revenue (Schedule of changes in deferred revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Deferred Revenue [Abstract]
Stream accounting - Deferred revenue, beginning balance	$ 546,684	$ 563,756
Amortization of deferred revenue
Liability drawdown	(71,519)	(67,263)
Variable consideration adjustments - prior periods	(1,617)	6,668
Accretion on streaming arrangements
Current year additions	42,060	60,362
Variable consideration adjustments - prior periods	594	(3,692)
Reclass of refund liability	(5,424)
Stream deposit	4,000
Effects of changes in foreign exchange	548	189
Stream accounting - Deferred revenue, ending balance	$ 515,326	$ 546,684